Cover	May 24, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 24, 2023
Entity File Number	001-39569
Entity Registrant Name	JUPITER WELLNESS, INC.
Entity Central Index Key	0001760903
Entity Tax Identification Number	83-2455880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1061 E. Indiantown Rd.
Entity Address, Address Line Two	Ste. 110
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(561)
Local Phone Number	244-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	JUPW
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock at $8.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at $8.50 per share
Trading Symbol	JUPWW
Security Exchange Name	NASDAQ